Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

Repayment of Related Party Obligations

On April 28, 2026, the Company repaid in full the $10 promissory note outstanding to Mr. Michael Turner, a member of the Board of Directors, originally dated June 2, 2025. The note has been fully discharged and cancelled with no further obligations outstanding.

On April 29, 2026, the Company repaid in full the $10 loan outstanding to SKY DATA PLL, an Estonian corporation and shareholder of the Company. The loan has been fully discharged and cancelled with no further obligations outstanding.

Issuance of Telvantis Earn-Out Shares

On May 21, 2026, the Board of Directors determined that the revenue-based performance milestone under the Stock Purchase Agreement for Telvantis Voice Services, Inc. (the “Telvantis Purchase Agreement”) had been achieved for the fiscal year ended December 31, 2025. Pursuant to that determination, the Company issued an aggregate of 6,924,700 shares of common stock (the “Earn-Out Shares”) to the designated recipients on May 21, 2026, as reported on the Company’s Current Report on Form 8-K filed May 27, 2026. The Earn-Out Shares were issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933 and are subject to lock-up, trickle-out, and beneficial ownership limitation agreements.

The issuance of the Earn-Out Shares constitutes a partial settlement of the contingent consideration liability recognized in connection with the Telvantis acquisition. The Company will recognize in the second quarter of 2026 a remeasurement of the contingent consideration liability to its fair value as of May 21, 2026 and a settlement loss representing the excess of the fair value of the shares issued over the carrying amount of the contingent consideration derecognized, in accordance with ASC 805-30-35-1. The fair value of the 6,924,700 shares issued was approximately $12,949 thousand, based on the closing price of the Company’s common stock of $1.87 per share on May 21, 2026.

Private Placement

Subsequent to March 31, 2026, the Company issued an additional 12,500 shares of common stock at $1.60 per share for aggregate proceeds of $20,000 under the private placement offering approved by the Board of Directors on March 16, 2026. The shares were issued on June 1, 2026 to a single non-affiliated investor and are restricted shares issued pursuant to an exemption from registration under Section 4(a)(2) of the Securities Act of 1933.

NOTE 17 - SUBSEQUENT EVENTS

1.	On January 3, 2026, the Board of Directors appointed Mr. Daniel Gilcher as Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Company, effective January 3, 2026. On May 22, 2026 Mr. Gilcher received 1,041,000 shares of Spectral common stock in connection with the Telvantis acquisition from the respective sellers and did not constitute compensation for services rendered to the Company.

2.	On January 4, 2026, the Company entered into a binding term sheet with Intermatica S.p.A., a società per azioni organized under the laws of Italy, setting forth the principal terms of a proposed acquisition of 100% of the issued and outstanding equity interests of Intermatica. The proposed transaction is subject to the negotiation and execution of definitive acquisition documentation and the satisfaction of customary closing conditions. Pursuant to the term sheet, the consideration contemplated to be paid at closing consists of the issuance of 5,000,000 shares of the Company’s common stock, subject to certain escrow, buy-back, standstill, and minimum value protection provisions. The term sheet also contemplates the potential issuance of up to an additional 5,000,000 shares of the Company’s common stock as earn-out consideration upon the achievement of specified post-closing performance milestones, for a maximum potential aggregate consideration of 10,000,000 shares. The term sheet provides that no Intermatica shareholder may beneficially own more than 4.9% of the Company’s issued and outstanding common stock at any time. The proposed transaction is subject to, among other conditions, the completion of financial, legal, and operational due diligence (including, unless waived, an audit of Intermatica’s financial statements under PCAOB standards), approval by the boards of directors of both parties, and the execution of definitive agreements. As of the date of issuance of these financial statements, no definitive agreement has been executed and there can be no assurance that the proposed transaction will be consummated.

3.	On March 13, 2026, the Company entered into a private placement subscription agreement pursuant to Rule 506(b) of Regulation D under the Securities Act of 1933, as amended, for the issuance of 100,000 shares of the Company’s common stock at a price of $2.00 per share, for aggregate proceeds of $200,000. The Company received full payment on March 13, 2026. The shares have not been registered under the Securities Act and bear a restrictive legend. This private placement was subsequently approved by the Board of Directors on March 16, 2026.

Management has considered all events through the date of issuance and determined that none of these subsequent events require adjustment to amounts recognized in the consolidated financial statements as of the reporting date. All described items are considered non-adjusting subsequent events under U.S. GAAP.